Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
On-balance sheet
Cash and balances at central banks		£ 136,359	£ 171,036	[1],[2]	£ 102,328
Cash collateral and settlement balances		74,352	77,172	[1]
Loans and advances at amortised cost		136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[1]
Trading portfolio assets		104,038	113,755	[1]
Financial assets at fair value through the income statement		145,250	116,282	[1]
Derivative financial instruments		222,683	237,987	[1]
Total Assets		877,700	1,129,343	[1]
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks		136,359	171,036	[3]
Cash collateral and settlement balances		74,352	77,172	[3]
Loans and advances at amortised cost		136,959	324,590	[3]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[3]
Trading portfolio assets		104,038	113,755	[3]
Financial assets at fair value through the income statement		145,250	116,282	[3]
Derivative financial instruments		222,683	237,987	[3]
Other assets		699	2,994
Total Assets		877,700	1,129,343	[3]
Off-balance sheet
Contingent liabilities		19,394	19,012
Total off-balance sheet		277,162	334,585
Debt securities [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		57,134	51,195
Traded loans [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		7,234	3,140
Internal credit grades [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks		136,359	171,036
Cash collateral and settlement balances		74,352	77,172
Reverse repurchase agreements and other similar secured lending		1,613	12,546
Trading portfolio assets		64,368	54,335
Financial assets at fair value through the income statement		140,078
Financial assets designated at fair value			111,611
Derivative financial instruments		222,683	237,987
Financial assets measured at fair value through other comprehensive income		44,983
Financial investments - debt securities			57,129
Other assets		699	2,994
Total Assets		£ 822,094	£ 1,049,400
On-balance sheet, percentage
Cash and balances at central banks, percentage		100.00%	100.00%
Cash collateral and settlement balance, percentage		100.00%	100.00%
Loans and advances at amortised cost, percentage			100.00%
Reverse repurchase agreements and other similar secured lending, percentage		100.00%	100.00%
Trading portfolio assets, percentage		100.00%	100.00%
Financial assets at fair value through the income statement, percentage		100.00%
Financial assets designated at fair value, percentage			100.00%
Derivative financial instruments, percentage		100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage		100.00%
Financial investments debt securities, percentage			100.00%
Other assets, percentage		100.00%	100.00%
Total assets, percentage		100.00%	100.00%
Off-balance sheet
Contingent liabilities		£ 19,349
Loan commitments		257,596
Total off-balance sheet	[4]	£ 276,945
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage		100.00%
Loan commitments, percentage		100.00%
Total off-balance sheet, percentage	[4]	100.00%
Internal credit grades [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks		£ 136,359	£ 171,036
Cash collateral and settlement balances		67,585	72,281
Reverse repurchase agreements and other similar secured lending		1,125	11,430
Trading portfolio assets		53,650	49,916
Financial assets at fair value through the income statement		100,626
Financial assets designated at fair value			92,202
Derivative financial instruments		211,841	229,580
Financial assets measured at fair value through other comprehensive income		44,835
Financial investments - debt securities			57,107
Other assets		426	2,544
Total Assets		£ 705,413	£ 911,228
On-balance sheet, percentage
Cash and balances at central banks, percentage		100.00%	100.00%
Cash collateral and settlement balance, percentage		91.00%	94.00%
Loans and advances at amortised cost, percentage			69.00%
Reverse repurchase agreements and other similar secured lending, percentage		69.00%	91.00%
Trading portfolio assets, percentage		83.00%	92.00%
Financial assets at fair value through the income statement, percentage		72.00%
Financial assets designated at fair value, percentage			82.00%
Derivative financial instruments, percentage		95.00%	97.00%
Financial assets measured at fair value through other comprehensive income, percentage		100.00%
Financial investments debt securities, percentage			100.00%
Other assets, percentage		61.00%	85.00%
Total assets, percentage		86.00%	87.00%
Off-balance sheet
Contingent liabilities		£ 14,525
Loan commitments		177,661
Total off-balance sheet	[4]	£ 192,186
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage		75.00%
Loan commitments, percentage		69.00%
Total off-balance sheet, percentage	[4]	69.00%
Internal credit grades [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks		£ 0	£ 0
Cash collateral and settlement balances		6,763	4,619
Reverse repurchase agreements and other similar secured lending		444	1,101
Trading portfolio assets		9,366	3,274
Financial assets at fair value through the income statement		38,002
Financial assets designated at fair value			18,561
Derivative financial instruments		10,790	7,863
Financial assets measured at fair value through other comprehensive income		148
Financial investments - debt securities			18
Other assets		273	409
Total Assets		£ 110,057	£ 109,616
On-balance sheet, percentage
Cash and balances at central banks, percentage		0.00%	0.00%
Cash collateral and settlement balance, percentage		9.00%	6.00%
Loans and advances at amortised cost, percentage			23.00%
Reverse repurchase agreements and other similar secured lending, percentage		28.00%	9.00%
Trading portfolio assets, percentage		15.00%	6.00%
Financial assets at fair value through the income statement, percentage		27.00%
Financial assets designated at fair value, percentage			17.00%
Derivative financial instruments, percentage		5.00%	3.00%
Financial assets measured at fair value through other comprehensive income, percentage		0.00%
Financial investments debt securities, percentage			0.00%
Other assets, percentage		39.00%	14.00%
Total assets, percentage		13.00%	10.00%
Off-balance sheet
Contingent liabilities		£ 4,486
Loan commitments		76,495
Total off-balance sheet	[4]	£ 80,981
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage		23.00%
Loan commitments, percentage		30.00%
Total off-balance sheet, percentage	[4]	30.00%
Internal credit grades [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks		£ 0	£ 0
Cash collateral and settlement balances		4	272
Reverse repurchase agreements and other similar secured lending		44	15
Trading portfolio assets		1,352	1,145
Financial assets at fair value through the income statement		1,450
Financial assets designated at fair value			848
Derivative financial instruments		52	544
Financial assets measured at fair value through other comprehensive income		0
Financial investments - debt securities			4
Other assets		0	41
Total Assets		£ 6,624	£ 28,556
On-balance sheet, percentage
Cash and balances at central banks, percentage		0.00%	0.00%
Cash collateral and settlement balance, percentage		0.00%	0.00%
Loans and advances at amortised cost, percentage			8.00%
Reverse repurchase agreements and other similar secured lending, percentage		3.00%	0.00%
Trading portfolio assets, percentage		2.00%	2.00%
Financial assets at fair value through the income statement, percentage		1.00%
Financial assets designated at fair value, percentage			1.00%
Derivative financial instruments, percentage		0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage		0.00%
Financial investments debt securities, percentage			0.00%
Other assets, percentage		0.00%	1.00%
Total assets, percentage		1.00%	3.00%
Off-balance sheet
Contingent liabilities		£ 338
Loan commitments		3,440
Total off-balance sheet	[4]	£ 3,778
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage		2.00%
Loan commitments, percentage		1.00%
Total off-balance sheet, percentage	[4]	1.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 136,959	£ 324,590
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		100.00%	100.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 88,966	£ 225,132
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		65.00%	69.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 44,271	£ 73,771
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		32.00%	23.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 3,722	£ 25,687
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		3.00%	8.00%
Internal credit grades [member] | Home loans [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 13,160	£ 147,002
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		100.00%	100.00%
Internal credit grades [member] | Home loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 8,993	£ 135,576
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		69.00%	92.00%
Internal credit grades [member] | Home loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 3,220	£ 5,781
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		24.00%	4.00%
Internal credit grades [member] | Home loans [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 947	£ 5,645
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		7.00%	4.00%
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 33,791	£ 55,767
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		100.00%	100.00%
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 14,893	£ 13,195
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		44.00%	24.00%
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 17,489	£ 34,897
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		52.00%	63.00%
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 1,409	£ 7,675
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		4.00%	13.00%
Internal credit grades [member] | Corporate loans [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 90,008	£ 121,821
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		100.00%	100.00%
Internal credit grades [member] | Corporate loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 65,080	£ 76,361
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		72.00%	63.00%
Internal credit grades [member] | Corporate loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 23,562	£ 33,093
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		26.00%	27.00%
Internal credit grades [member] | Corporate loans [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost		£ 1,366	£ 12,367
On-balance sheet, percentage
Loans and advances at amortised cost, percentage		2.00%	10.00%
Internal credit grades [member] | Loans and advances [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 15,644
Financial assets designated at fair value			£ 11,037
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		100.00%
Financial assets designated at fair value, percentage			100.00%
Internal credit grades [member] | Loans and advances [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 9,487
Financial assets designated at fair value			£ 9,457
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		61.00%
Financial assets designated at fair value, percentage			86.00%
Internal credit grades [member] | Loans and advances [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 6,109
Financial assets designated at fair value			£ 817
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		39.00%
Financial assets designated at fair value, percentage			7.00%
Internal credit grades [member] | Loans and advances [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 48
Financial assets designated at fair value			£ 763
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		0.00%
Financial assets designated at fair value, percentage			7.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 119,391
Financial assets designated at fair value			£ 100,040
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		100.00%
Financial assets designated at fair value, percentage			100.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 86,237
Financial assets designated at fair value			£ 82,263
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		72.00%
Financial assets designated at fair value, percentage			82.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 31,813
Financial assets designated at fair value			£ 17,692
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		27.00%
Financial assets designated at fair value, percentage			18.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 1,341
Financial assets designated at fair value			£ 85
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		1.00%
Financial assets designated at fair value, percentage			0.00%
Internal credit grades [member] | Other financial assets [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 528
Financial assets designated at fair value			£ 519
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		100.00%
Financial assets designated at fair value, percentage			100.00%
Internal credit grades [member] | Other financial assets [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 524
Financial assets designated at fair value			£ 482
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		99.00%
Financial assets designated at fair value, percentage			93.00%
Internal credit grades [member] | Other financial assets [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 4
Financial assets designated at fair value			£ 37
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		1.00%
Financial assets designated at fair value, percentage			7.00%
Internal credit grades [member] | Other financial assets [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement		£ 0
Financial assets designated at fair value			£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage		0.00%
Financial assets designated at fair value, percentage			0.00%
Internal credit grades [member] | Debt securities [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 57,134	£ 51,195
Financial assets at fair value through the income statement		£ 4,515
Financial assets designated at fair value			£ 15
On-balance sheet, percentage
Trading portfolio assets, percentage		100.00%	100.00%
Financial assets at fair value through the income statement, percentage		100.00%
Financial assets designated at fair value, percentage			100.00%
Internal credit grades [member] | Debt securities [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 51,747	£ 48,484
Financial assets at fair value through the income statement		£ 4,378
Financial assets designated at fair value			£ 0
On-balance sheet, percentage
Trading portfolio assets, percentage		90.00%	95.00%
Financial assets at fair value through the income statement, percentage		97.00%
Financial assets designated at fair value, percentage			0.00%
Internal credit grades [member] | Debt securities [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 4,998	£ 2,085
Financial assets at fair value through the income statement		£ 76
Financial assets designated at fair value			£ 15
On-balance sheet, percentage
Trading portfolio assets, percentage		9.00%	4.00%
Financial assets at fair value through the income statement, percentage		2.00%
Financial assets designated at fair value, percentage			100.00%
Internal credit grades [member] | Debt securities [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 389	£ 626
Financial assets at fair value through the income statement		£ 61
Financial assets designated at fair value			£ 0
On-balance sheet, percentage
Trading portfolio assets, percentage		1.00%	1.00%
Financial assets at fair value through the income statement, percentage		1.00%
Financial assets designated at fair value, percentage			0.00%
Internal credit grades [member] | Traded loans [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 7,234	£ 3,140
On-balance sheet, percentage
Trading portfolio assets, percentage		100.00%	100.00%
Internal credit grades [member] | Traded loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 1,903	£ 1,432
On-balance sheet, percentage
Trading portfolio assets, percentage		27.00%	45.00%
Internal credit grades [member] | Traded loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 4,368	£ 1,189
On-balance sheet, percentage
Trading portfolio assets, percentage		60.00%	38.00%
Internal credit grades [member] | Traded loans [member] | 11.35% to 100% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets		£ 963	£ 519
On-balance sheet, percentage
Trading portfolio assets, percentage		13.00%	17.00%

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[4]	2017 figures restated to more accurately reflect the credit quality distribution within credit cards, unsecured and other retail lending